Note 7 - Short-Term Loans (Details) - One Year Loan [Member]	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 08, 2015 CNY (¥)	Apr. 21, 2015 CNY (¥)	Mar. 19, 2015 CNY (¥)	Jan. 20, 2015 CNY (¥)	Nov. 06, 2014 CNY (¥)	Oct. 22, 2014 CNY (¥)	Sep. 11, 2014 CNY (¥)	Jul. 16, 2014 CNY (¥)
Note 7 - Short-Term Loans (Details) [Line Items]
Number of Loans	4		4	4
Debt Instrument, Term	1 year	1 year	1 year
Short-term Bank Loans and Notes Payable	¥ 7,307,997			$ 1,128,160	¥ 5,000,000	¥ 543,097	¥ 600,000	¥ 1,164,900	¥ 5,000,000	¥ 2,692,003	¥ 1,500,000	¥ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage	7.80%			7.80%
Interest Expense, Debt	¥ 822,860	$ 127,028
Debt, Weighted Average Interest Rate	6.20%			6.20%
People's Bank of China Benchmark Interest Rate [Member]
Note 7 - Short-Term Loans (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate	120.00%	120.00%
Former Chairman and His Wife [Member]
Note 7 - Short-Term Loans (Details) [Line Items]
Debt Instrument, Term	1 year	1 year	1 year
Short-term Bank Loans and Notes Payable	¥ 2,307,997		¥ 5,692,003	$ 356,293
Copyrights [Member]
Note 7 - Short-Term Loans (Details) [Line Items]
Number of Pledged Assets	2	2
Minimum [Member] | People's Bank of China Benchmark Interest Rate [Member]
Note 7 - Short-Term Loans (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			120.00%
Maximum [Member] | People's Bank of China Benchmark Interest Rate [Member]
Note 7 - Short-Term Loans (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate			130.00%